Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Salaries and benefits	1,914	1,621
Share‐based compensation	8,957	5,092
Total compensation paid to related parties	10,871	6,713